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Campbell Systematic Macro Fund
Consolidated Schedule of Investments
November 30, 2024 (Unaudited)

SHORT-TERM INVESTMENTS - 71.3%
U.S. Treasury Bills - 71.3%	Par	Value
5.25%, 12/05/2024 (a)	175,000,000	$174,935,250
5.21%, 01/02/2025 (a)	145,000,000	144,439,373
4.86%, 02/06/2025 (a)	150,000,000	148,791,375
4.69%, 03/06/2025 (a)	140,000,000	138,396,581
4.40%, 04/10/2025 (a)	200,000,000	196,900,774
4.34%, 05/15/2025 (a)	175,000,000	171,573,938
TOTAL SHORT-TERM INVESTMENTS (Cost $974,713,535)		975,037,291

TOTAL INVESTMENTS - 71.3% (Cost $974,713,535)		975,037,291
Other Assets in Excess of Liabilities - 28.7%		392,254,981
TOTAL NET ASSETS - 100.0%		$1,367,292,272
two		–%
Percentages are stated as a percent of net assets.		–%

(a)	The rate shown is the annualized effective yield as of November 30, 2024.

Campbell Systematic Macro Fund
Consolidated Schedule of Futures Contracts
November 30, 2024 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
3 Month Canadian Overnight Repo Rate Average	2,121	06/16/2026	$368,264,410	$1,108,189
3 Month Euribor	1,075	12/15/2025	278,988,231	226,498
3-Month Secured Overnight Financing Rate	1,014	06/16/2026	244,082,475	263,954
Arabica Coffee	129	03/19/2025	15,385,669	2,308,373
ASX SPI 200 Index	384	12/19/2024	52,960,767	26,149
Austrailian Government 10 Year Bonds	1,301	12/16/2024	96,114,265	1,697,136
Australian 90 Day Bank Bills	34	03/12/2026	21,971,728	4,183
Brent Crude Oil	674	01/31/2025	48,191,000	(699,919)
Canadian 10 Year Government Bonds	3,419	03/20/2025	301,398,507	7,027,440
Copper	384	03/27/2025	39,744,000	(205,898)
Crude Oil	983	12/19/2024	66,844,000	(2,210,509)
Dow Jones Industrial Average Index	12	12/20/2024	2,703,300	9,823
Euro BUXL 30 Year Bonds	31	03/06/2025	4,578,421	22,073
Euro STOXX 50 Quanto Index	713	12/20/2024	36,294,209	253,342
Euro-BOBL	3,407	03/06/2025	428,944,288	1,230,974
Euro-BTP Italian Government Bonds	89	03/06/2025	11,497,675	63,297
Euro-Bund	3,608	03/06/2025	520,096,460	3,017,102
Euro-Schatz	8,301	03/06/2025	941,724,458	1,459,331
Feeder Cattle	381	01/30/2025	49,429,987	2,264,749
French Government Bonds	537	03/06/2025	71,547,036	598,824
FTSE 100 Index	49	12/20/2024	5,180,324	7,162
FTSE China A50 Index	2,447	12/30/2024	32,258,801	301,577
FTSE/JSE Top 40 Index	975	12/19/2024	41,296,760	(629,792)
FTSE/MIB Index	272	12/20/2024	48,116,665	(558,639)
German Stock Index	313	12/20/2024	162,643,903	2,173,656
Gold	67	02/26/2025	17,962,700	101,605
Hang Seng Index	390	12/30/2024	48,887,853	642,850
IBEX 35 Index	369	12/20/2024	45,474,386	449,495
Lean Hogs	909	02/14/2025	31,387,770	222,667
Live Cattle	767	02/28/2025	57,870,150	920,144
London Metals - Aluminum	1,414	12/16/2024	91,414,747	1,628,871
London Metals - Aluminum	599	03/17/2025	38,940,840	151,756
London Metals - Copper	663	12/16/2024	147,774,910	(8,941,881)
London Metals - Copper	172	03/17/2025	38,856,866	35,820
London Metals - Lead	1,448	12/16/2024	74,540,506	708,538
London Metals - Lead	198	03/17/2025	10,292,634	217,987
London Metals - Nickel	749	12/16/2024	70,628,915	(3,969,008)
London Metals - Nickel	122	03/17/2025	11,678,159	(63,408)
London Metals - Zinc	1,556	12/16/2024	120,738,598	4,867,526
London Metals - Zinc	400	03/17/2025	31,076,300	453,443
MSCI Singapore Index	2,105	12/30/2024	58,782,200	52,001
Nasdaq 100 Index	69	12/20/2024	28,971,030	36,710
Nifty 50 Index	786	12/26/2024	38,205,102	(175,031)
Nikkei 225 Index	228	12/12/2024	58,167,697	(599,790)
OMXS30 Index	1,580	12/20/2024	36,542,225	(246,583)
Platinum	1,752	01/29/2025	83,579,160	(3,658,502)
Robusta Coffee	135	03/25/2025	7,258,950	696,587
S&P 500 Index	504	12/20/2024	152,497,800	613,779
S&P/Toronto Stock Exchange 60 Index	274	12/19/2024	60,262,191	1,673,097
SGX FTSE Taiwan Index	508	12/30/2024	37,805,360	(650,820)
SGX TSI Iron Ore	2,578	01/31/2025	26,816,356	537,860
Silver	96	03/27/2025	14,931,840	(3,172)
Soybeans	851	01/14/2025	42,103,225	1,842
Sugar #11	1,042	02/28/2025	24,601,203	(638,803)
TOPIX Index	177	12/12/2024	31,693,547	(287,664)
US Cocoa	506	03/14/2025	47,690,500	11,624,632
				$26,161,624
				–
Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Austrailian Government 3 Year Bonds	(3,522)	12/16/2024	$243,190,413	$(1,098,876)
CAC40 10 Euro Index	(61)	12/20/2024	4,668,953	(84,659)
Canadian Canola Oil	(452)	01/14/2025	3,706,913	157,308
Corn No. 2 Yellow	(12)	03/14/2025	259,800	(686)
Cotton No.2	(580)	03/07/2025	20,859,700	193,263
Crude Soybean Oil	(911)	03/14/2025	22,995,462	2,956,443
Hang Seng China Enterprises Index	(1)	12/30/2024	44,878	(813)
Hard Red Winter Wheat	(296)	03/14/2025	8,003,100	238,394
ICE 3 Month SONIA Rate	(1,914)	03/17/2026	585,179,033	(721,331)
ICE European Climate Exchange Emissions	(80)	12/16/2024	5,782,521	64,600
Japanese 10 Year Government Bonds	(249)	12/13/2024	238,090,699	226,509
London Metals - Aluminum	(1,414)	12/16/2024	91,414,746	(1,651,657)
London Metals - Aluminum	(251)	03/17/2025	16,317,447	104,863
London Metals - Copper	(663)	12/16/2024	147,774,910	7,467,289
London Metals - Copper	(341)	03/17/2025	77,035,995	828,153
London Metals - Lead	(1,448	12/16/2024	74,540,506	(341,344)
London Metals - Lead	(830)	03/17/2025	43,145,890	(1,214,772)
London Metals - Nickel	(749)	12/16/2024	70,628,915	3,026,477
London Metals - Nickel	(81)	03/17/2025	7,753,532	(65,068)
London Metals - Zinc	(1,556)	12/16/2024	120,738,598	(6,675,090)
London Metals - Zinc	(1,090)	03/17/2025	84,682,918	(4,202,619)
Long Gilt	(3,154)	03/27/2025	384,833,832	(4,341,553)
Low Sulphur Gas Oil	(10)	01/10/2025	671,750	(3,067)
MSCI EAFE Index	(110)	12/20/2024	12,824,350	224,510
MSCI Emerging Markets Index	(274)	12/20/2024	14,941,220	689,284
Natural Gas	(564)	12/27/2024	18,967,320	383,615
Natural Gas	(130)	01/30/2025	4,413,974	55,879
NY Harbor ULSD	(908)	12/31/2024	83,609,366	1,604,567
Palladium	(143)	03/27/2025	14,235,650	395,077
Phelix DE Base M Jan25	(239)	01/30/2025	21,765,220	786,151
Reformulated Gasoline Blendstock	(203)	12/31/2024	16,189,169	317,730
Russell 2000 Index	(169)	12/20/2024	20,656,870	(1,443,335)
S&P Mid Cap 400 Index	(35)	12/20/2024	11,822,300	(497,339)
Soybean Meal	(1,416)	03/14/2025	42,140,160	(65,556)
U.S. Treasury 10 Year Notes	(4,974)	03/20/2025	553,046,625	(3,184,625)
U.S. Treasury 2 Year Notes	(742)	03/31/2025	152,933,157	(245,330)
U.S. Treasury 5 Year Note	(5,099)	03/31/2025	548,660,370	(1,442,437)
U.S. Treasury Long Bonds	(909)	03/20/2025	108,625,500	(932,908)
U.S. Treasury Ultra Bonds	(60)	03/20/2025	7,631,250	(200,488)
UK Natural Gas	(370)	01/30/2025	15,824,281	281,374
Wheat	(1,747)	03/14/2025	47,867,800	1,758,174
				$(6,653,891)
Total Unrealized Appreciation (Depreciation)				$19,507,733

Campbell Systematic Macro Fund
Consolidated Schedule of Forward Currency Contracts
November 30, 2024 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
UBS AG	12/18/2024	AUD	1,127,000,000	USD	752,954,252	$(17,740,533)
UBS AG	12/18/2024	BRL	1,118,750,000	USD	196,879,167	(11,381,591)
UBS AG	12/18/2024	CAD	564,000,000	USD	409,134,920	(5,997,897)
UBS AG	12/18/2024	CHF	38,050,000	USD	44,483,147	(1,191,592)
UBS AG	12/18/2024	CLP	73,520,000,000	USD	78,830,336	(3,373,591)
UBS AG	12/18/2024	CNH	815,300,000	USD	116,536,872	(3,987,891)
UBS AG	12/18/2024	COP	689,550,000,000	USD	160,446,271	(5,328,163)
UBS AG	12/18/2024	CZK	5,309,200,000	USD	229,560,499	(7,246,604)
UBS AG	12/18/2024	EUR	1,092,950,000	USD	1,194,943,348	(38,984,547)
UBS AG	12/18/2024	GBP	526,700,000	USD	686,261,809	(16,072,723)
UBS AG	12/18/2024	HUF	86,661,000,000	USD	237,001,378	(15,417,052)
UBS AG	12/18/2024	IDR	3,032,750,000,000	USD	195,886,338	(4,584,345)
UBS AG	12/18/2024	INR	21,004,000,000	USD	249,155,643	(826,374)
UBS AG	12/18/2024	JPY	64,516,500,000	USD	437,650,507	(5,208,415)
UBS AG	12/18/2024	KRW	7,350,000,000	USD	5,516,308	(243,821)
UBS AG	12/18/2024	MXN	4,818,600,000	USD	239,637,445	(3,010,960)
UBS AG	12/18/2024	NOK	3,913,200,000	USD	360,775,630	(6,328,496)
UBS AG	12/18/2024	NZD	759,550,000	USD	461,241,879	(11,275,614)
UBS AG	12/18/2024	PHP	11,393,250,000	USD	200,024,962	(5,847,405)
UBS AG	12/18/2024	PLN	815,625,000	USD	209,502,106	(8,840,651)
UBS AG	12/18/2024	SEK	1,925,250,000	USD	182,966,158	(6,096,480)
UBS AG	12/18/2024	SGD	478,125,000	USD	363,270,040	(5,960,255)
UBS AG	12/18/2024	TWD	285,300,000	USD	8,960,932	(161,639)
UBS AG	12/18/2024	USD	816,762,048	AUD	1,225,700,000	17,160,046
UBS AG	12/18/2024	USD	166,341,921	BRL	958,650,000	7,390,187
UBS AG	12/18/2024	USD	473,286,366	CAD	649,200,000	9,249,921
UBS AG	12/18/2024	USD	120,670,802	CHF	102,650,000	3,880,315
UBS AG	12/18/2024	USD	122,123,344	CLP	117,220,000,000	1,815,406
UBS AG	12/18/2024	USD	195,728,255	CNH	1,381,800,000	4,976,162
UBS AG	12/18/2024	USD	128,208,106	COP	560,190,000,000	2,190,249
UBS AG	12/18/2024	USD	208,735,455	CZK	4,828,400,000	6,554,257
UBS AG	12/18/2024	USD	1,542,220,218	EUR	1,406,150,000	55,005,370
UBS AG	12/18/2024	USD	747,563,142	GBP	575,750,000	14,961,346
UBS AG	12/18/2024	USD	234,499,702	HUF	88,278,000,000	8,780,854
UBS AG	12/18/2024	USD	50,509,550	IDR	795,375,000,000	338,312
UBS AG	12/18/2024	USD	224,387,712	INR	18,918,000,000	721,120
UBS AG	12/18/2024	USD	615,864,028	JPY	91,855,500,000	173,708
UBS AG	12/18/2024	USD	87,978,521	KRW	116,850,000,000	4,156,744
UBS AG	12/18/2024	USD	285,691,418	MXN	5,804,100,000	670,089
UBS AG	12/18/2024	USD	361,931,267	NOK	3,934,050,000	5,595,596
UBS AG	12/18/2024	USD	526,276,154	NZD	854,900,000	19,823,438
UBS AG	12/18/2024	USD	123,764,833	PHP	7,125,750,000	2,319,176
UBS AG	12/18/2024	USD	293,687,039	PLN	1,172,775,000	5,158,931
UBS AG	12/18/2024	USD	432,553,645	SEK	4,548,600,000	14,680,944
UBS AG	12/18/2024	USD	207,067,961	SGD	269,025,000	6,021,655
UBS AG	12/18/2024	USD	169,628,911	TWD	5,373,450,000	3,899,626
UBS AG	12/18/2024	USD	193,477,369	ZAR	3,464,000,000	1,550,049
UBS AG	12/18/2024	ZAR	3,903,000,000	USD	218,683,377	(2,432,704)
Total Unrealized Appreciation (Depreciation)						$9,534,157

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
CNH - Chinese Yuan Renminbi
COP - Colombian Peso
CZK - Czech Koruna
EUR - Euro
GBP - British Pound
HUF - Hungarian Forint
IDR - Indonesian Rupiah
INR - Indian Rupee
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PHP - Philippine Peso
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
TWD - New Taiwan Dollar
USD - United States Dollar
ZAR - South African Rand

Summary of Fair Value Disclosure as of November 30, 2024 (Unaudited)

Campbell Systematic Macro Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$975,037,291	$–	$–	$975,037,291
Total Investments	$975,037,291	$–	$–	$975,037,291

Other Financial Instruments:
Forwards*	–	197,073,501	–	197,073,501
Futures Contracts*	71,460,704	–	–	71,460,704
Total Other Financial Instruments	$71,460,704	$197,073,501	$–	$268,534,205

Liabilities:

Other Financial Instruments:
Forwards*	–	(187,539,344)	–	(187,539,344)
Futures Contracts*	(51,952,971)	–	–	(51,952,971)
Total Other Financial Instruments	$(51,952,971)	$(187,539,344)	$–	$(239,492,315)

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of November 30, 2024.

Refer to the Consolidated Schedule of Investments for further disaggregation of investment categories.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2024, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent annual report or prospectus filed with the Securities and Exchange Commission.